Financial Instruments and Financial Risk Management (Details Narrative) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) counterparty $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk, description	As at September 30, 2019, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net income for the nine-month period ended September 30, 2019 would have been lower or higher by approximately $710 (2018 - $1,400).
Foreign exchange risk exposure	$ 710	$ 1,400
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | counterparty	6		4
Trade and Other Current Receivables [Member] | Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 311		$ 197
Trade and Other Current Receivables [Member] | Financial Assets Past Due but Not Impaired [Member] | Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 55		$ 55
Trade and Warrant Liability [Member] | Bottom of range [Member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 1.00
Trade and Warrant Liability [Member] | Top of range [Member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 5.43